Fees Summary	Oct. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,000,000
Previously Paid Amount	0.00
Total Fee Amount	3,453
Total Offset Amount	0.00
Net Fee	$ 3,453